Stock-Based Compensation, Warrants (FY) (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	608,764	3,153
Minimum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 29.68
Warrants exercisable period	11 months
Maximum [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants (in dollars per share)	$ 43,848.00
Warrants exercisable period	7 years 6 months